Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of financial assets [line items]
Balance at beginning of year	$ 4,870
Balance at end of year	4,983	$ 4,870	$ 4,588	$ 4,983	$ 4,588
Debt securities measured at FVOCI and amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	72	72	33	75	36
Provision for (reversal of) credit losses	(9)		29	(10)	26
Write-offs	(32)			(32)
Foreign exchange and other	2		1		1
Balance at end of year	33	72	63	33	63
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23
Balance at end of year	20	23	23	20	23
Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	49
Balance at end of year	13	49	40	13	40
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6	6	6	6	7
Provision for (reversal of) credit losses	17		(1)	17	(2)
Foreign exchange and other	(1)		1	(1)	1
Balance at end of year	22	6	6	22	6
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	19	3	3	19	3
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	3	3	3	3	3
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20	19	16	20	17
Provision for (reversal of) credit losses	(21)	1	4	(20)	3
Foreign exchange and other	2			1
Balance at end of year	1	20	20	1	20
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20
Balance at end of year	1	20	20	1	20
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,050
Balance at end of year	1,204	1,050	960	1,204	960
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	46	47	11	49	12
Provision for (reversal of) credit losses	(5)	(1)	26	(7)	25
Write-offs	(32)			(32)
Foreign exchange and other	1
Balance at end of year	10	46	37	10	37
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	46
Balance at end of year	$ 10	$ 46	$ 37	$ 10	$ 37